Segment reporting	12 Months Ended
Dec. 31, 2020
Segment reporting
Segment reporting

18.Segment reporting

The Company operates from the Netherlands, Belgium, the United States of America and Japan. Revenues are generated by external customers with their main registered office geographically located as shown in the table below. In prior periods this has been presented based on the geographical location of the contracting entity.

	Revenue from external customers
	Year ended
	December 31,
(in thousands of €)	2020	2019	2018
Denmark	€299	€436	€1,136
Belgium	—	1,499	—
United States	36,126	67,848	18,964
Other	—	—	1,382
Total	€36,425	€69,783	€21,482

The non-current assets of the Company, with the exception of the deferred tax assets, are geographically located as shown in the table below:

	Non-current assets
	Year ended
	December 31,
(in thousands of €)	2020	2019	2018
Netherlands	€1	€1	€1
Belgium	163,224	56,777	5,967
United States	3,872	3,058	47
Japan	2,030	284	—
Total	€169,127	€60,120	€6,015